Xtrackers Artificial Intelligence and Big Data ETF Investment Strategy - Xtrackers Artificial Intelligence and Big Data ETF	Sep. 25, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the Nasdaq Global Artificial Intelligence and Big DataTM Index (“Underlying Index”). The Underlying Index is designed to track the performance of a selection of companies from global developed and emerging markets engaged in the following themes and sub-themes, each as defined by Nasdaq, Inc. (“Nasdaq” or “Index Provider”):Theme: Artificial IntelligenceSub-themes:■Deep learning: companies involved in deep learning leverage artificial neural networks to simulate human decision-making and learning abilities ■Image recognition: companies involved in image recognition develop technologies that identify logos, places, people, objects and other variables in digital images ■Natural language processing (“NLP”): companies involved in natural language processing develop technologies to understand and respond to human-generated text inputs in a conversational manner ■Speech recognition & chatbots: companies involved in speech recognition develop technologies to analyze spoken words and translate them into text; companies involved in chatbots develop computer programs designed to simulate conversation with human users, generally to perform routine tasks Theme: Data Computing & ProcessingSub-themes:■Big data: companies involved in big data develop technologies designed to collect, process and analyze large amounts of data in real-time ■Cloud computing: companies involved in cloud computing deliver on-demand, scalable computing services, including servers, storage, networking, applications and analytics over the internet (the “cloud”) ■Cybersecurity: companies involved in cybersecurity develop, sell and support applications designed to safeguard organizations and their computer networks, data and users from cyberattacks ■Quantum computing: companies engaged in quantum computing are organizations that develop, manufacture, or commercialize quantum computing technologies, including quantum hardware, software, algorithms, and related infrastructure that leverage the principles of quantum mechanics to perform advanced computational tasks Nasdaq identifies a proprietary theme and sub-theme classification used for determining exposure to innovative technologies by analyzing millions of approved patents filed across global patent offices on a rolling two-year basis. This patent data is used to determine the extent to which a company has intellectual property and invests in research and development in each of the sub-themes. The themes and sub-themes represented in the Underlying Index are part of a broader set of themes and sub-themes developed by Nasdaq to classify companies engaged in so-called “disruptive technologies,” or those technologies with the potential to change the way consumers, businesses or entire industries operate, as represented in the Nasdaq Global Disruptive Technology Benchmark2TM Index (“Parent Index”).Underlying Index Construction MethodologyUnderlying Index – Security Eligibility Criteria. In order to be considered for inclusion in the Underlying Index, a security must first meet the following eligibility criteria: (i) the security must be included in the Parent Index; (ii) the security must be listed on one of a number of global exchanges as identified by Nasdaq; (iii) the security’s issuer must be identified by Nasdaq as involved in at least one of the Nasdaq sub-themes; (iv) the security must have a float-adjusted market capitalization of at least $500 million; and (iv) the security must have a six-month average daily traded value of at least $2 million.From this initial universe, a security will be ineligible for inclusion if its issuer is identified by Sustainalytics, a global leader in sustainability research and analysis, as exhibiting any of the following Environmental, Social and Governance (“ESG”) characteristics:■An ESG Risk Rating of 40 or higher. ■Non-compliance with the United Nations Global Compact (“UNGC”) principles and related international norms and standards, such as the Organization for Economic Cooperation and Development Guidelines and the United Nations Guiding Principles. The UNGC is a set of ten principles designed to measure whether a company operates in a manner that, at minimum, meets fundamental responsibilities in the areas of human rights, labor, environment and anti-corruption. ■Involvement (subject to ownership and/or revenue thresholds) in tobacco products, thermal coal, oil sands, controversial weapons, civilian firearms, nuclear weapons, depleted uranium, adult entertainment or gambling. If Sustainalytics data is not available for a given security's issuer, the issuer remains eligible for index inclusion, except in cases of Non-Compliance with UNGC or controversial weapons, which result in ineligibility.Underlying Index – Constituent Selection and Weighting. Securities meeting all applicable Security Eligibility Criteria are considered for inclusion in the Index. Index constituents are then selected according to the following steps.First, the Index Provider calculates two scores for all eligible securities, each based on its analysis of approved patents.■The first score is based on the number of patents a company has filed for a particular sub-theme relative to all the other sub-themes for which it has also filed patents (the “Pure Score”); and ■The second score is measured by the number of patents the company has filed for a particular sub-theme relative to the total number of patents filed by all companies for the sub-theme (the “Contribution Score”). Once the Pure and Contribution Scores are assigned, securities are divided into comparison groups based on a cross-section of market cap segments (large, mid and small) and sub-theme. Securities which are scored below specified thresholds, as well as securities with foreign ownership limits of less than 20%, will be excluded from consideration.■A third score is then calculated based on the number of sub-themes for which its issuing company has passed all of the eligibility criteria described above (the “Intensity Score”), with the score being higher for companies that have qualified in more sub-themes. Securities remaining for potential inclusion are then divided into two security pools, Primary Subsector securities and High Relevance securities. All securities belonging to the following Primary Industry Classification Benchmark (“ICB”) (a product of FTSE International Limited that is used under license by Nasdaq) Subsectors are identified as Primary Subsector securities: (i) Computer Services, (ii) Software, (iii) Consumer Digital Services, (iv) Semiconductors, (v) Electronic Components, (vi) Production Technology Equipment, (vii) Computer Hardware, (viii) Telecommunications Equipment, and (ix) Telecommunications Services. All other securities are identified as High Relevance securities. From these pools up to 100 securities are selected for inclusion in the Underlying Index, with High Relevance securities being limited to no more than five percent (rounded down to the nearest integer) of the number of securities in the Primary Subsector security pool.An initial public offering (“IPO”) may be added to the Index outside of the semiannual Reconstitution and Rebalancing Schedule. To be considered, an IPO must meet the Security Eligibility Criteria as of the last trading day of February or August, as applicable, subject to the following modifications:■for the Security Universe criterion, the IPO must be included in the Nasdaq Global Disruptive Technology Benchmark2TM Index effective at market open on the first trading day following the third Friday of April or October, as applicable; and ■for the Market Capitalization criterion, the IPO must have a float-adjusted company market capitalization of at least $25 billion (USD) If selected, the IPO is added to the Index effective at market open on the first trading day following the third Friday of April or October, as applicable. Upon addition, the IPO's weight is determined based on its float-adjusted company market capitalization as of the last trading day of March or September, as applicable, subject to a maximum weight of 4.5%. Existing constituent weights are adjusted pro-rata to accommodate the newly added security.From time to time, and depending on factors such as the market demand for technologies related to a particular sub-theme and corresponding changes in the number of patents relating to that sub-theme, the representation of the respective sub-themes in the Underlying Index will vary, and there is no assurance that all listed sub-themes will be represented at any given time. In addition, because inclusion in the Underlying Index is dependent primarily on a company’s Intensity Score (i.e., a measure of how many sub-themes a company has qualified for), it is possible that companies with larger market capitalizations (and therefore more capital to invest in research and development, including patent filings, across a broader product line) may be over-represented in the Underlying Index relative to those companies with smaller market capitalizations (and less capital to invest in research and development, and narrower product lines).The Underlying Index is a modified float-adjusted company market capitalization-weighted index. This means that an index security’s weight is determined first by dividing its float-adjusted market capitalization (i.e., the security’s share price multiplied by the number of shares available for trading by the general public) by the total float-adjusted market capitalization of all index securities to arrive at an initial weight. Initial weights are then adjusted (modified), as necessary, so that no index security weight exceeds 4.5% at each semi-annual rebalancing.Underlying Index – Maintenance. The Underlying Index is reconstituted semi-annually in January and July using data as of the end of November and May, respectively. The Underlying Index rebalances semi-annually in conjunction with each reconstitution, using data as of the end of December and June, respectively. Index reconstitutions and rebalancings become effective at the market open on the trading day following the third Friday of January and July. At each reconstitution, securities are evaluated using the eligibility and selection criteria described above and are added to or removed from the Underlying Index as dictated by such criteria. At each rebalancing, each security’s weight is re-calculated as described above, including application of the stated maximum weight cap. During the periods between these reconstitutions and rebalancings the Underlying Index may include securities that no longer meet the eligibility and selection requirements (and exclude securities that do meet the requirements), and individual security weights may exceed the 4.5% limit due to market movements.The Fund’s Investment StrategyThe fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy. In addition, the fund may not hold all of the securities in the Underlying Index pursuant to the Advisor's controversial weapons policy, as described below.In addition, subject to the limitations described below, an Underlying Index constituent security may be eliminated or excluded from the fund’s portfolio if it is issued by a “controversial weapons company” as determined under the Advisor’s controversial weapons policy (a “CW Company”). As a general matter, any company involved in the production of controversial weapons, the production of controversial weapons delivery devices and/or the deliberate and knowing production of primary key components of controversial weapons could be considered a CW Company under the policy. For example, a company involved with landmines, cluster munitions, biological weapons, chemical weapons or certain nuclear weapons could be considered a CW Company under the controversial weapons policy. A security issued by a CW Company (a “CW Security”) would only be eliminated or excluded from the fund’s portfolio if portfolio management determines that its elimination or exclusion would not materially affect the fund’s ability to track the Underlying Index. This materiality calculation involves quantifying the impact of removing or excluding the CW Security (or CW Securities, if more than one) on the forecasted tracking error of the fund’s holdings. If portfolio management determines that the CW Security (or CW Securities) may be eliminated or excluded from the fund’s portfolio, it will typically seek to minimize transaction costs by implementing the change when the Underlying Index rebalances. The Advisor’s identification and removal or exclusion of CW Securities is independent of the Underlying Index’s stated methodology and will not be reflected in the composition of the Underlying Index.Under normal circumstances, the fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities (including depositary receipts in respect of such securities) of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives (see “Derivatives” subsection). As of July 31, 2026, the Underlying Index consisted of 100 securities, with an average market capitalization of approximately $318.31 billion and a minimum market capitalization of approximately $795 million, from issuers in the following countries (may reflect country of domicile): Canada, China, Germany, Israel, Japan, South Korea, Taiwan, the United Kingdom and the United States. As of July 31, 2026, the Underlying Index was substantially comprised of securities of issuers from the United States. The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated. As of July 31, 2026, a significant percentage of the Underlying Index was comprised of issuers in the information technology sector. The fund’s exposure to particular countries and sectors may change over time to correspond to changes in the Underlying Index.The fund changes its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s reconstitution and rebalancing schedule will result in corresponding changes to the fund’s schedule of portfolio changes. Any changes made to the Underlying Index in between scheduled reconstitutions and rebalancings (e.g., in the event of a corporate action) also will result in corresponding changes to the fund’s portfolio.The Underlying Index is sponsored by Nasdaq, which is independent of the fund and the Advisor. The Index Provider develops the Underlying Index methodology and determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. For additional details regarding the Underlying Index, including announcements and changes to the Underlying Index methodology, please see Nasdaq’s website (the website does not form part of this prospectus). The fund or securities referred to herein are not sponsored, endorsed, issued, sold or promoted by Nasdaq, and Nasdaq bears no liability with respect to the fund or securities or any index on which the fund or securities are based.While the fund is currently classified as “non-diversified” under the Investment Company Act of 1940, it may operate as or become classified as “diversified” over time.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. Portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.